Net finance expense - Net finance expense recognized directly in equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Foreign currency translation differences for foreign operations	$ 259	$ (477)	$ (482)
Cash flow hedges - effective portion of changes in fair value	(6,164)	30,657	9,852
Total other comprehensive income / (expense)	(31,770)	31,281	11,774
Cash flow hedges - effective portion of changes in fair value (Note 15)	(6,164)	30,657	9,852
Translation Reserve and Hedging Reserve
Total other comprehensive income / (expense)	(5,905)	30,180	9,370
Translation reserve
Total other comprehensive income / (expense)	$ 259	$ (477)	$ (482)